February 22, 2012

Securities & Exchange Commission

100 F Street, NE

Washington, DC 20549

VIA: EDGAR

Sir or Madam:

In accordance with the provisions of Rule 270.30b2-1 of the Investment Company Act of 1940, submitted are copies of the shareholder reports that were distributed to the shareholders of the Manning & Napier Fund, Inc. Life Sciences Series, Real Estate Series, Small Cap Series, Technology Series, Financial Services Series, International Series, World Opportunities Series, Core Bond Series, Core Plus Bond Series, High Yield Bond Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, New York Tax Exempt Series, Inflation Focus Equity Series, and Emerging Markets Series, each a series of Manning & Napier Fund, Inc.;

Sincerely,

MANNING & NAPIER FUND, INC.

/s/ Christine Glavin

Christine Glavin

Chief Financial Officer